Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 23, 2024
Entity Registrant Name	dei_EntityRegistrantName	Shelton Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000778206
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 23, 2024
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
Shelton Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Average Annual Return table on page 26 of the Prospectus is replaced in its entirety by the following, which reflects the correct primary benchmark for the Fund:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/22)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	[1]The Institutional Class’ inception date is October 10, 2022. Performance information for the Institutional Class will be provided once the Class has completed a full calendar year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Shelton Sustainable Equity Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEXTX
1 Year	rr_AverageAnnualReturnYear01	(26.80%)
5 Years	rr_AverageAnnualReturnYear05	13.37%
Since Inception	rr_AverageAnnualReturnSinceInception	13.37%
Shelton Sustainable Equity Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.89%)
5 Years	rr_AverageAnnualReturnYear05	12.99%
Since Inception	rr_AverageAnnualReturnSinceInception	13.10%
Shelton Sustainable Equity Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.88%)
5 Years	rr_AverageAnnualReturnYear05	11.17%
Since Inception	rr_AverageAnnualReturnSinceInception	11.58%
Shelton Sustainable Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEXIX
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 10, 2022
Shelton Sustainable Equity Fund | Institutional Shares | MCSI ACWI IMI (Investable Market Index)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.40%)
5 Years	rr_AverageAnnualReturnYear05	4.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%